Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial
			Average	Average	Fixed $100
			Summary	Compensation	Investment Based
	Summary	Compensation	Compensation	Actually	on Total
	Compensation	Actually	Table for	Paid to the	Shareholder	Net Income (Loss)
	Total for PEO	Paid to PEO	Non-PEO NEOs	Non-PEO NEOs	Return	(in thousands)
Year	($)(1)	($)(2)	($)(1)	($)(2)	($)(3)	($)(4)
2025	8,330,006	11,818,402	4,882,312	6,786,657	120.71	(114,201)
2024	6,875,603	6,053,171	4,359,533	3,827,994	93.40	(147,791)
2023	6,336,832	5,837,614	3,740,448	3,465,959	107.67	(84,027)
(1)	Our PEO was Alexandria Forbes, Ph.D. for all years in the table. Our non-PEO NEOs consisted of Richard Giroux and Robert K. Zeldin, M.D. for 2025 and Richard Giroux and Stuart Naylor, Ph.D for 2024 and 2023. The amounts shown in these columns represent the total compensation for the PEO and an average of the total compensation for the non-PEO NEOs as reported in the Summary Compensation Table for 2025, 2024 and 2023.
(2)	The dollar amounts reported are adjusted to calculate “compensation actually paid” to the PEO and the average “compensation actually paid” to the two non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO and non-PEO NEOs’ total compensation reported in the Summary Compensation Table for fiscal years 2025, 2024 and 2023 to determine the “compensation actually paid”:

	2025		2024		2023
		Average Non-		Average Non-		Average Non-
		PEO		PEO		PEO
Adjustments	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(5,823,500)	(3,187,600)	(3,819,200)	(2,371,600)	(3,448,250)	(2,139,975)
Increase for fair value of awards granted during year that remained unvested at year-end	7,552,500	4,134,000	3,775,800	2,344,650	2,751,975	1,714,043
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	1,631,888	896,063	(491,309)	(324,412)	177,685	132,775
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	127,508	61,882	(287,722)	(180,177)	19,372	18,669
Total adjustments	3,488,396	1,904,346	(822,432)	(531,539)	(499,218)	(274,489)

(3)	Cumulative Total Shareholder Return (“TSR”) is the calculated difference between our share price at the end and the beginning of the applicable measurement period, and our share price at the beginning of the measurement period. To perform this calculation, we assume a $100 investment on December 31, 2022.
(4)	The dollar amount reported represents the amount of net income (loss) reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	Our PEO was Alexandria Forbes, Ph.D. for all years in the table. Our non-PEO NEOs consisted of Richard Giroux and Robert K. Zeldin, M.D. for 2025 and Richard Giroux and Stuart Naylor, Ph.D for 2024 and 2023. The amounts shown in these columns represent the total compensation for the PEO and an average of the total compensation for the non-PEO NEOs as reported in the Summary Compensation Table for 2025, 2024 and 2023.

PEO Total Compensation Amount	$ 8,330,006	$ 6,875,603	$ 6,336,832
PEO Actually Paid Compensation Amount	$ 11,818,402	6,053,171	5,837,614
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported are adjusted to calculate “compensation actually paid” to the PEO and the average “compensation actually paid” to the two non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO and non-PEO NEOs’ total compensation reported in the Summary Compensation Table for fiscal years 2025, 2024 and 2023 to determine the “compensation actually paid”:

	2025		2024		2023
		Average Non-		Average Non-		Average Non-
		PEO		PEO		PEO
Adjustments	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(5,823,500)	(3,187,600)	(3,819,200)	(2,371,600)	(3,448,250)	(2,139,975)
Increase for fair value of awards granted during year that remained unvested at year-end	7,552,500	4,134,000	3,775,800	2,344,650	2,751,975	1,714,043
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	1,631,888	896,063	(491,309)	(324,412)	177,685	132,775
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	127,508	61,882	(287,722)	(180,177)	19,372	18,669
Total adjustments	3,488,396	1,904,346	(822,432)	(531,539)	(499,218)	(274,489)

Non-PEO NEO Average Total Compensation Amount	$ 4,882,312	4,359,533	3,740,448
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,786,657	3,827,994	3,465,959
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The dollar amounts reported are adjusted to calculate “compensation actually paid” to the PEO and the average “compensation actually paid” to the two non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO and non-PEO NEOs’ total compensation reported in the Summary Compensation Table for fiscal years 2025, 2024 and 2023 to determine the “compensation actually paid”:

	2025		2024		2023
		Average Non-		Average Non-		Average Non-
		PEO		PEO		PEO
Adjustments	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(5,823,500)	(3,187,600)	(3,819,200)	(2,371,600)	(3,448,250)	(2,139,975)
Increase for fair value of awards granted during year that remained unvested at year-end	7,552,500	4,134,000	3,775,800	2,344,650	2,751,975	1,714,043
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	1,631,888	896,063	(491,309)	(324,412)	177,685	132,775
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	127,508	61,882	(287,722)	(180,177)	19,372	18,669
Total adjustments	3,488,396	1,904,346	(822,432)	(531,539)	(499,218)	(274,489)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 120.71	93.4	107.67
Net Income (Loss)	$ (114,201,000)	(147,791,000)	(84,027,000)
PEO Name	Alexandria Forbes
Equity Awards Adjustments, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO and non-PEO NEOs’ total compensation reported in the Summary Compensation Table for fiscal years 2025, 2024 and 2023 to determine the “compensation actually paid”:

	2025		2024		2023
		Average Non-		Average Non-		Average Non-
		PEO		PEO		PEO
Adjustments	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(5,823,500)	(3,187,600)	(3,819,200)	(2,371,600)	(3,448,250)	(2,139,975)
Increase for fair value of awards granted during year that remained unvested at year-end	7,552,500	4,134,000	3,775,800	2,344,650	2,751,975	1,714,043
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	1,631,888	896,063	(491,309)	(324,412)	177,685	132,775
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	127,508	61,882	(287,722)	(180,177)	19,372	18,669
Total adjustments	3,488,396	1,904,346	(822,432)	(531,539)	(499,218)	(274,489)

PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,488,396	(822,432)	(499,218)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,823,500)	(3,819,200)	(3,448,250)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,552,500	3,775,800	2,751,975
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,631,888	(491,309)	177,685
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	127,508	(287,722)	19,372
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,904,346	(531,539)	(274,489)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,187,600)	(2,371,600)	(2,139,975)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,134,000	2,344,650	1,714,043
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	896,063	(324,412)	132,775
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 61,882	$ (180,177)	$ 18,669